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                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                    PROSPECTUS SUPPLEMENT DATED JUNE 22, 2006
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This supplement updates the following Prospectuses dated December 30, 2005, as supplemented March 7, 2006:

   First American Income Funds Class A, Class B and Class C Shares Prospectus
              First American Income Funds Class Y Shares Prospectus

For Class A and Class Y shares, this supplement, any previous supplement, and the applicable Prospectus dated December 30, 2005 together constitute a current Prospectus. To request a copy of a Prospectus, please call 800-677-FUND.

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Effective July 1, 2006, the information regarding the expenses of Intermediate
Term Bond Fund set forth in footnote 3 on page 11 of the FIRST AMERICAN
INCOME FUNDS CLASS A, CLASS B AND CLASS C PROSPECTUS, under the heading
"Fund Summaries--Fees and Expenses," is replaced by the following:

     Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2007 so that total operating expenses, after waivers, do not exceed 0.85%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.

Effective July 1, 2006, the information regarding the expenses of Intermediate Term Bond Fund set forth in footnote 1 on page 11 of the FIRST AMERICAN
INCOME FUNDS CLASS Y PROSPECTUS, under the heading "Fund Summaries--Fees and Expenses," is replaced by the following:

     Total Annual Fund Operating Expenses are based on the fund's most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2007 so that total operating expenses, after waivers, do not exceed 0.70%. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund's board of directors.



IF YOU HAVE ANY QUESTIONS REGARDING THIS PROSPECTUS SUPPLEMENT, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL, OR YOU MAY CALL FIRST AMERICAN FUNDS INVESTOR SERVICES AT 800-677-FUND.

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                                                                      INCOME STK